Segmented Information - Information by Reportable Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue	$ 9,448	$ 8,935
Energy supply costs	2,951	2,562
Operating expenses	2,523	2,437
Depreciation and amortization	1,505	1,428
Operating income	2,469	2,508
Other income, net	173	154
Finance charges	1,003	1,042
Income tax expense	234	231
Net earnings	1,405	1,389
Non-controlling interests	111	115
Preference share dividends	63	65
Common equity shareholders	1,231	1,209
Additions to property, plant and equipment and intangible assets	3,386	4,039
Goodwill	11,720	11,792	$ 12,004
Total assets	57,659	55,481
Intersegment eliminations
Segment Reporting Information [Line Items]
Revenue	0	0
Energy supply costs	0	0
Operating expenses	0	0
Depreciation and amortization	0	0
Operating income	0	0
Other income, net	0	0
Finance charges	0	0
Income tax expense	0	0
Net earnings	0	0
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	0	0
Additions to property, plant and equipment and intangible assets	0	0
Goodwill	0	0
Total assets	(148)	(53)
Regulated | Operating Segments
Segment Reporting Information [Line Items]
Revenue	9,350	8,847
Energy supply costs	2,948	2,559
Operating expenses	2,453	2,368
Depreciation and amortization	1,485	1,408
Operating income	2,464	2,512
Other income, net	141	136
Finance charges	860	892
Income tax expense	320	323
Net earnings	1,425	1,433
Non-controlling interests	111	115
Preference share dividends	0	0
Common equity shareholders	1,314	1,318
Additions to property, plant and equipment and intangible assets	3,366	4,020
Goodwill	11,693	11,765
Total assets	56,735	54,580
Regulated | Operating Segments | ITC
Segment Reporting Information [Line Items]
Revenue	1,691	1,744
Energy supply costs	0	0
Operating expenses	466	438
Depreciation and amortization	291	295
Operating income	934	1,011
Other income, net	42	40
Finance charges	300	324
Income tax expense	156	179
Net earnings	520	548
Non-controlling interests	94	99
Preference share dividends	0	0
Common equity shareholders	426	449
Additions to property, plant and equipment and intangible assets	1,046	1,182
Goodwill	7,755	7,810
Total assets	21,020	20,358
Regulated | Operating Segments | UNS Energy
Segment Reporting Information [Line Items]
Revenue	2,334	2,260
Energy supply costs	919	847
Operating expenses	648	627
Depreciation and amortization	345	330
Operating income	422	456
Other income, net	41	40
Finance charges	120	125
Income tax expense	51	69
Net earnings	292	302
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	292	302
Additions to property, plant and equipment and intangible assets	710	1,200
Goodwill	1,746	1,758
Total assets	11,126	10,802
Regulated | Operating Segments | Central Hudson
Segment Reporting Information [Line Items]
Revenue	1,000	953
Energy supply costs	285	232
Operating expenses	498	503
Depreciation and amortization	91	90
Operating income	126	128
Other income, net	34	31
Finance charges	46	48
Income tax expense	21	20
Net earnings	93	91
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	93	91
Additions to property, plant and equipment and intangible assets	291	339
Goodwill	570	574
Total assets	4,356	3,939
Regulated | Operating Segments | FortisBC Energy
Segment Reporting Information [Line Items]
Revenue	1,715	1,385
Energy supply costs	713	468
Operating expenses	355	341
Depreciation and amortization	281	237
Operating income	366	339
Other income, net	12	8
Finance charges	144	142
Income tax expense	48	29
Net earnings	186	176
Non-controlling interests	1	1
Preference share dividends	0	0
Common equity shareholders	185	175
Additions to property, plant and equipment and intangible assets	475	471
Goodwill	913	913
Total assets	8,135	7,695
Regulated | Operating Segments | FortisAlberta
Segment Reporting Information [Line Items]
Revenue	644	596
Energy supply costs	0	0
Operating expenses	157	148
Depreciation and amortization	231	212
Operating income	256	236
Other income, net	2	2
Finance charges	106	104
Income tax expense	11	1
Net earnings	141	133
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	141	133
Additions to property, plant and equipment and intangible assets	389	420
Goodwill	228	228
Total assets	5,201	5,084
Regulated | Operating Segments | FortisBC Electric
Segment Reporting Information [Line Items]
Revenue	468	424
Energy supply costs	136	119
Operating expenses	128	117
Depreciation and amortization	65	61
Operating income	139	127
Other income, net	5	5
Finance charges	73	72
Income tax expense	12	4
Net earnings	59	56
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	59	56
Additions to property, plant and equipment and intangible assets	134	135
Goodwill	235	235
Total assets	2,540	2,441
Regulated | Operating Segments | Other Electric
Segment Reporting Information [Line Items]
Revenue	1,498	1,485
Energy supply costs	895	893
Operating expenses	201	194
Depreciation and amortization	181	183
Operating income	221	215
Other income, net	5	10
Finance charges	71	77
Income tax expense	21	21
Net earnings	134	127
Non-controlling interests	16	15
Preference share dividends	0	0
Common equity shareholders	118	112
Additions to property, plant and equipment and intangible assets	321	273
Goodwill	246	247
Total assets	4,357	4,261
Non-Regulated | Operating Segments | Energy Infrastructure
Segment Reporting Information [Line Items]
Revenue	98	88
Energy supply costs	3	3
Operating expenses	33	30
Depreciation and amortization	17	16
Operating income	45	39
Other income, net	1	5
Finance charges	0	0
Income tax expense	8	5
Net earnings	38	39
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	38	39
Additions to property, plant and equipment and intangible assets	20	19
Goodwill	27	27
Total assets	777	745
Non-Regulated | Operating Segments | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	0	0
Energy supply costs	0	0
Operating expenses	37	39
Depreciation and amortization	3	4
Operating income	(40)	(43)
Other income, net	31	13
Finance charges	143	150
Income tax expense	(94)	(97)
Net earnings	(58)	(83)
Non-controlling interests	0	0
Preference share dividends	63	65
Common equity shareholders	(121)	(148)
Additions to property, plant and equipment and intangible assets	0	0
Goodwill	0	0
Total assets	$ 295	$ 209